ASSET RETIREMENT OBLIGATIONS - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Feb. 03, 2025
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows					$ 0	$ 0
Cash payments to escrow deposit					46,000,000
First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows					(51,000,000)	131,000,000
Other Operating Income (Expense) | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows		$ (49,000,000)	$ (49,000,000)
Other Operating Income (Expense) | Corporate/Other | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows			(32,000,000)
Environmental Liability
Segment Reporting Information [Line Items]
Asset retirement obligation, escrow deposit	$ 130,000,000	$ 46,000,000			$ 46,000,000		$ 160,000,000
Asset retirement obligation, discount rate	4.80%
Environmental Liability | Weighted Average
Segment Reporting Information [Line Items]
Asset retirement obligation, discount rate	4.80%
Regulation of Waste Disposal
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						0
Regulation of Waste Disposal | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows				$ 139,000,000		139,000,000
Regulation of Waste Disposal | Other Operating Income (Expense) | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						113,000,000
Regulation of Waste Disposal | Other Operating Income (Expense) | Corporate/Other | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						51,000,000
Corporate Non Segment
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						87,000,000
Integrated | Other Operating Income (Expense) | Operating Segments | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows			$ (17,000,000)
Integrated | Regulation of Waste Disposal | Other Operating Income (Expense) | Operating Segments | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						16,000,000
Distribution | Regulation of Waste Disposal | Other Operating Income (Expense) | Operating Segments | First Energy [Member]
Segment Reporting Information [Line Items]
Changes in timing and amount of estimated cash flows						$ 46,000,000